Annual Total Returns [BarChart] - Core Bond Fund - Core Bond Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	6.21%
Annual Return 2012	7.38%
Annual Return 2013	(1.81%)
Annual Return 2014	5.44%
Annual Return 2015	(0.20%)
Annual Return 2016	3.44%
Annual Return 2017	4.60%
Annual Return 2018	(2.04%)
Annual Return 2019	10.42%
Annual Return 2020	8.73%